Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures for the fiscal years listed below. The CD&A describes the compensation setting process for our executive officers, which is done independently of the disclosure requirements.

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020 along with the required financial information required for each fiscal year:

					Year-end value of $100 invested on 12/31/2019 in(6):
Year	Summary Compensation Table Total for Stephen D. Steinour ($)	Compensation Actually Paid to Stephen D. Steinour(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(5) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)(4)(5) ($)	HBAN ($)	KBW Bank Index ($)	GAAP Net Income (in millions) ($)	Adjusted ROTCE(7) (%)
2022	10,484,973	9,975,350	4,790,298	4,903,828	108.06	89.69	2,238	21.50
2021	9,619,178	21,291,057	4,985,771	7,843,730	113.00	124.06	1,295	19.10
2020	8,007,682	5,386,257	3,181,470	3,289,294	88.94	97.52	817	8.90
(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:
	2022		2021		2020
	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	7,062,267	3,086,231	7,400,201	2,169,533	7,797,601	2,355,939
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,056,021)	(232,212)	7,137,162	1,121,351	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,015,882)	(98,874)	2,384,491	443,854	(4,000,655)	(511,456)
	2022		2021		2020
	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	1,845	—	23,216	—	—
Total Adjustments for Pension	(509,623)	113,530	11,671,879	2,857,959	(2,417,889)	107,824
Compensation Actually Paid (as calculated)	9,975,350	4,903,828	21,291,057	7,843,730	5,386,257	3,289,294
(2)

The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/Full Year End (“FYE”) date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

(3)

The following tables illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2020, 2021, and 2022:

	For Stock Options Vesting in				Weighted Average Fair Value of Full Value Awards Vesting in
	2022	2021	2020		2022	2021	2020
Expected volatility	39% - 46%	38% - 44%	33% - 35%
Expected dividend yield	4.0% - 4.7%	3.9% - 4.1%	7.0%	For Restricted Share and Restricted Stock Units	$14.08	$14.80	$9.58
Expected term, in years	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5	For Performance Share Awards	$13.15	$15.32	$8.57
Risk-free interest rate	2.6% - 2.9%	.2% - .9%	.3% - .4%
(4)

For FY21, Thomas Shafer and Michael Jones joined the Company through a mid-year acquisition and their values are calculated in line with the other NEOs with the initial value of their equity awards for FY21 effective 12/31/20 based on Huntington’s stock price.

(5)

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.

2021: Zachary Wasserman, Paul Heller, Thomas Shafer, Michael Jones.

2020: Zachary Wasserman, Paul Heller, Andrew Harmening, Jana Litsey.

(6)

Reflects return on $100 investment over 12/31/19-12/31/22, 12/31/19-12/31/21, and 12/31/19-12/31/20 for 2022, 2021, and 2020, respectively.

(7)

Non-GAAP, see Appendix A to this proxy statement for more information.

Company Selected Measure Name	[1]				Adjusted ROTCE
Named Executive Officers, Footnote [Text Block]
(5)

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.

2021: Zachary Wasserman, Paul Heller, Thomas Shafer, Michael Jones.

2020: Zachary Wasserman, Paul Heller, Andrew Harmening, Jana Litsey.

PEO Total Compensation Amount		$ 10,484,973	$ 9,619,178	$ 8,007,682
PEO Actually Paid Compensation Amount	[2],[3],[4]	9,975,350	21,291,057	5,386,257
Adjustment To PEO Compensation, Footnote [Text Block]
(1)

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2022		2021		2020
	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	7,062,267	3,086,231	7,400,201	2,169,533	7,797,601	2,355,939
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,056,021)	(232,212)	7,137,162	1,121,351	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,015,882)	(98,874)	2,384,491	443,854	(4,000,655)	(511,456)

2022

2021

2020

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Forfeitures during current year equal to prior year-end fair value

—

—

—

—

—

—

Dividends or dividend equivalents not otherwise included in total compensation

—

1,845

—

23,216

—

—

Total Adjustments for Pension

(509,623)

113,530

11,671,879

2,857,959

(2,417,889)

107,824

Compensation Actually Paid

(as calculated)

9,975,350

4,903,828

21,291,057

7,843,730

5,386,257

					3,289,294
Non-PEO NEO Average Total Compensation Amount	[5]	4,790,298	4,985,771	3,181,470
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4],[5],[6]	4,903,828	7,843,730	3,289,294
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2022		2021		2020
	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	7,062,267	3,086,231	7,400,201	2,169,533	7,797,601	2,355,939
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,056,021)	(232,212)	7,137,162	1,121,351	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,015,882)	(98,874)	2,384,491	443,854	(4,000,655)	(511,456)

2022

2021

2020

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Forfeitures during current year equal to prior year-end fair value

—

—

—

—

—

—

Dividends or dividend equivalents not otherwise included in total compensation

—

1,845

—

23,216

—

—

Total Adjustments for Pension

(509,623)

113,530

11,671,879

2,857,959

(2,417,889)

107,824

Compensation Actually Paid

(as calculated)

9,975,350

4,903,828

21,291,057

7,843,730

5,386,257

					3,289,294
Equity Valuation Assumption Difference, Footnote [Text Block]
(3)

The following tables illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2020, 2021, and 2022:

	For Stock Options Vesting in				Weighted Average Fair Value of Full Value Awards Vesting in
	2022	2021	2020		2022	2021	2020
Expected volatility	39% - 46%	38% - 44%	33% - 35%
Expected dividend yield	4.0% - 4.7%	3.9% - 4.1%	7.0%	For Restricted Share and Restricted Stock Units	$14.08	$14.80	$9.58
Expected term, in years	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5	For Performance Share Awards	$13.15	$15.32	$8.57
Risk-free interest rate	2.6% - 2.9%	.2% - .9%	.3% - .4%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]					* Non- GAAP, see Appendix A to this proxy statement for more information
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, we have a significant focus on pay-for-performance. The most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were:

Adjusted EPS;

Operating Leverage;

PTPP Growth;

Adjusted ROTCE; and

New Revenue.

Total Shareholder Return Amount		108.06	113	88.94
Peer Group Total Shareholder Return Amount		89.69	124.06	97.52
Net Income (Loss)		$ 2,238	$ 1,295	$ 817
Company Selected Measure Amount	[1]	21.5	19.1	8.9
PEO Name					Stephen D. Steinour
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		PTPP Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROTCE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		New Revenue
Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 23,216
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (203,536)
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(203,536)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,499,987)	(5,249,976)	(4,499,995)
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,062,267	7,400,201	7,797,601
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,056,021)	7,137,162	(1,714,840)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,015,882)	2,384,491	(4,000,655)
PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(509,623)	11,671,879	(2,417,889)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,643,460)	(899,994)	(1,374,990)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,086,231	2,169,533	2,355,939
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(232,212)	1,121,351	(361,670)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(98,874)	443,854	(511,456)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,845
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 113,530	$ 2,857,959	$ 107,824

[1]	(7) Non-GAAP, see Appendix A to this proxy statement for more information.
[2]
(1)

Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2022		2021		2020
	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)	Stephen D. Steinour ($)	Average of Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	7,062,267	3,086,231	7,400,201	2,169,533	7,797,601	2,355,939
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,056,021)	(232,212)	7,137,162	1,121,351	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,015,882)	(98,874)	2,384,491	443,854	(4,000,655)	(511,456)

2022

2021

2020

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Stephen D.

Steinour

($)

Average of

Non-CEO NEOs

($)

Forfeitures during current year equal to prior year-end fair value

—

—

—

—

—

—

Dividends or dividend equivalents not otherwise included in total compensation

—

1,845

—

23,216

—

—

Total Adjustments for Pension

(509,623)

113,530

11,671,879

2,857,959

(2,417,889)

107,824

Compensation Actually Paid

(as calculated)

9,975,350

4,903,828

21,291,057

7,843,730

5,386,257

3,289,294
[3]
(2)

The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/Full Year End (“FYE”) date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

[4]
(3)

The following tables illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2020, 2021, and 2022:

	For Stock Options Vesting in				Weighted Average Fair Value of Full Value Awards Vesting in
	2022	2021	2020		2022	2021	2020
Expected volatility	39% - 46%	38% - 44%	33% - 35%
Expected dividend yield	4.0% - 4.7%	3.9% - 4.1%	7.0%	For Restricted Share and Restricted Stock Units	$14.08	$14.80	$9.58
Expected term, in years	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5	For Performance Share Awards	$13.15	$15.32	$8.57
Risk-free interest rate	2.6% - 2.9%	.2% - .9%	.3% - .4%

[5]
(5)

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.

2021: Zachary Wasserman, Paul Heller, Thomas Shafer, Michael Jones.

2020: Zachary Wasserman, Paul Heller, Andrew Harmening, Jana Litsey.

[6]
(4)

For FY21, Thomas Shafer and Michael Jones joined the Company through a mid-year acquisition and their values are calculated in line with the other NEOs with the initial value of their equity awards for FY21 effective 12/31/20 based on Huntington’s stock price.